Financial Instruments and Fair Value Measurements - Additional Information (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended					3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended					9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Continuing Operations	Dec. 31, 2012 Continuing Operations	Dec. 31, 2013 Leasehold Improvements	Dec. 31, 2013 TC hospital	Dec. 31, 2013 Home Health	Dec. 31, 2013 Home Health	Dec. 31, 2013 Nursing Centers Discontinued Operations	Dec. 31, 2012 Nursing Centers Discontinued Operations	Dec. 31, 2012 Skilled Nursing Rehabilitation Services	Dec. 31, 2013 Skilled Nursing Rehabilitation Services	Dec. 31, 2012 Skilled Nursing Rehabilitation Services	Dec. 31, 2011 Skilled Nursing Rehabilitation Services	Dec. 31, 2013 Insurance Subsidiary	Dec. 31, 2012 Insurance Subsidiary	Sep. 30, 2012 Indefinite Lived And Long Lived Assets Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents held by subsidiaries																		$ 175,700,000	$ 136,500,000
Available-for-sale investment related to deferred compensation plan				3,600,000	3,700,000
Reduction in episode payment rate	2.80%									2.80%
Impairment of goodwill				76,082,000	107,899,000					76,100,000	76,082,000			107,900,000		107,899,000	46,000,000
Real estate write down				1,400,000					8,600,000
Asset impairment charges								7,900,000
Impairment of property and equipment						1,100,000	1,000,000					3,800,000	3,000,000
Loss on divestiture of business			500,000																	3,200,000
Pre-payment manual medical review process		$ 3,700													$ 3,700
Percentage of reduced Medicare Part B payments														25.00%	25.00%